Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment
	Furniture and office equipment	Computers and electronic equipment	Leasehold improvements	Molds and production equipment	Total

Cost
As of January 1, 2022	449	289	70	1,149	1,957
Additions	2	-	-	6	8
As of December 31, 2022	451	289	70	1,155	1,965
Additions	-	2	-	1	3
As of December 31, 2023	451	291	70	1,156	1,968

Accumulated depreciation
As of January 1, 2022	440	276	57	998	1,771
Additions	3	4	2	38	47
As of December 31, 2022	443	280	59	1,036	1,818
Additions	1	4	6	45	56
As of December 31, 2023	444	284	65	1,081	1,874

Amortized cost
As of December 31, 2023	7	7	5	75	94

As of December 31, 2022	8	9	11	119	147